Revenue (Tables)	12 Months Ended
Aug. 31, 2021
Revenue
Schedule of Revenue from Contracts with Customers Disaggregated

In the following table, revenue from contracts with customers is disaggregated by service lines.

For the year ended August 31,
	2021	2020
	$	$

Games development	3,422,202	2,732,846
Direct to consumer	453,400	363,554
Software-as-a-service	6,360,361	2,571,672
Advertising	26,656,446	4,491,356
Professional services	328,461	386,415
	37,220,870	10,545,843